UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     April 30, 2008


The Form 13F filing for period ended December 31, 2007 is the last filing that will be submitted under Kochis Fitz, CIK: 0001356353. Effective January 1, 2008, Kochis Fitz merged with Quintile Investment Advisors, LLC to create KFQ Investment Advisors, LLC. Future filings can be found under KFQ Investment Advisors, LLC, CIK: